Note 7 - Commitments & Contingencies (Tables)	33 Months Ended
Sep. 30, 2012
Operating Leases of Lessee Disclosure [Table Text Block]
Year ending December 31, 2012	$12,376	2012	$11,669
Total	$12,376	Total	$11,669

Description of Lessee Leasing Arrangements, Capital Leases

Within one year	$131,005	2012	$108,231
	$131,005	2013	87,303
			195,534
		Less: imputed interest	(17,978)

			$177,556